Property and Equipment - Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	$ 77,328	$ 81,509
Accumulated depreciation and amortization	(66,885)	(71,019)
Property and equipment, net	10,443	10,490
Machinery Computer Equipment and Software [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	44,671	45,409
Leasehold Improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	10,871	10,309
Service and Spare Parts [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	$ 21,786	$ 25,791